Vessels, net (Tables)	12 Months Ended
Dec. 31, 2018
Vessels, net [Abstract]
Vessels, net - Consolidated statement of financial position
	Vessels cost	Vessels accumulated depreciation	Dry docking costs	Accumulated depreciation of dry docking costs	Net Book Value
Balance at January 1, 2016	198,803	(90,086)	3,976	(2,618)	110,075
Additions/ (Dry Docking Component)	-	-	478	-	478
Sale of subsidiary	(19,647)	7,200	(600)	276	(12,771)
Depreciation expense	-	(4,985)	-	(1,005)	(5,990)
Balance at December 31, 2016	179,156	(87,871)	3,854	(3,347)	91,792
Additions/ (Dry Docking Component)	245	-	976	-	1,221
Depreciation expense	-	(4,831)	-	(862)	(5,693)
Balance at December 31, 2017	179,401	(92,702)	4,830	(4,209)	87,320
Additions/ (Dry Docking Component)	26	-	2,148	-	2,174
Depreciation expense	-	(4,578)	-	(1,166)	(5,744)
Balance at December 31, 2018	179,427	(97,280)	6,978	(5,375)	83,750

Vessels, net - Consolidated statement of comprehensive loss
	For the year ended December 31,
	2018	2017	2016
Vessels depreciation	4,578	4,831	4,985
Depreciation on office furniture and equipment	23	23	29
Total	4,601	4,854	5,014